Fair Value of financial assets and liabilities - Summary of movement of financial assets and liabilities accounted for at fair values at level 3 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other investments
Balance at the beginning	€ 2,252,468
Balance at the end	1,912,502	€ 2,252,468
Level 3 | Contingent consideration
Contingent consideration
Balance at the beginning	(311)	(306)
Disposal	311
Fair Value Change		(5)
Balance at the end		(311)
Level 3 | Equity Instruments and other financial assets
Other investments
Balance at the beginning	40,328	53,875
Addition	11,544	14,028
Disposal		(3,523)
Transfer from Level 2 to Level 3	9,543
Transfer from Level 3 to Level 2	(6,750)	(10,909)
Fair Value Change	(32,161)	(13,144)
Conversion of loans to investments in associates and joint ventures	(800)
Balance at the end	22,503	40,328
Level 3 | Curie Bio Seed Fund I
Other investments
Addition	2,214	1,648
Level 3 | Mission BioCapital
Other investments
Addition	1,390	1,495
Level 3 | Blacksmith Medicines, Inc.
Other investments
Fair Value Change	(9,917)	0
Level 3 | Immunitas Therapeutics, Inc.
Other investments
Fair Value Change	€ (5,499)	€ 0